Retirement Benefits (Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates) (Details) - Foreign Plan - Pension and Postretirement Benefit Plan $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on total of service and interest cost components 1 Percentage Point Increase	$ 0
Effect on total of service and interest cost components 1 Percentage Point Decrease	0
Effect on postretirement benefit obligation 1 Percentage Point Increase	7
Effect on postretirement benefit obligation 1 Percentage Point Decrease	$ (6)